SHARE CAPITAL (Details)		11 Months Ended	12 Months Ended
	Nov. 30, 2015 shares	Nov. 30, 2015 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares	Feb. 03, 2016 USD ($) $ / shares shares	Nov. 30, 2015 shares	Nov. 30, 2015 USD ($)	Nov. 30, 2015 Rate	Dec. 31, 2012 shares	Dec. 16, 2011 $ / shares
Share Capital [Line Items]
Weighted average number of shares outstanding, basic and diluted prior to reverse acquisition and reverse share split				245,468,000	224,269,000
Share exchange ratio in reverse acquisition	2.55	2.55		2.55	2.55
Weighted average number of shares outstanding, basic and diluted, restated for the reverse acquisition				625,943,000	571,886,000
Treasury stock (in shares) | $			$ 0	$ 50,397,000
Weighted average shares outstanding, basic and diluted (in 000's)			120,082,000	125,189,000	114,377,000
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)			1,000,000,000
Ordinary shares issued (dollars per share) | $ / shares			$ 1	$ 1							$ 2.00
Ordinary shares authorized, value | $			$ 1,000,000,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)			781,937,649	635,205,000	635,205,000					397,800,000
Ordinary shares issued (dollars per share) | $ / shares			$ 1	$ 1							$ 2.00
Additional Paid in Capital [Abstract]
Shares issued			0	0	237,405,000
Total number of treasury shares cancelled	(17,319,898)		17,319,898	0	0
number of frontline 2012 shares cancelled previously held by the company	(34,323,000)
At-The-Market Offering [Member]
Additional Paid in Capital [Abstract]
Shares issued		86,032,865
Subsequent Event [Member]
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)			156,386,506
Reverse acquisition [Member]
Share Capital [Line Items]
Number of shares held by existing shareholders to qualify for reverse acquisition							0
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split				249,100,000			249,100,000
Share exchange ratio in reverse acquisition	2.55	2.55							2.55
Common stock, shares, issued as merger consideration							583,600,000
Common stock, shares, outstanding after giving effect to reverse acquisition prior to cancellation of fractional shares				635,205,000
Treasury stock (in shares) | $								$ 6,800,000
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger							13,460,000
Additional Paid in Capital [Abstract]
Common stock, shares, outstanding which were converted on reverse acquisition							112,342,989
Number of fractional shares canceled							307
Subsequent Event [Member] | Subsequent Event [Member]
Authorized share capital [Abstract]
Ordinary shares authorized, value | $						$ 500,000,000
Subsequent Event [Member]
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)						500,000,000
Ordinary shares issued (dollars per share) | $ / shares						$ 1.00
Ordinary shares authorized, value | $						$ 500,000,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)						156,386,506
Ordinary shares issued (dollars per share) | $ / shares						$ 1.00
Subsequent Event [Member] | Subsequent Event [Member]
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)						500,000,000
Ordinary shares issued (dollars per share) | $ / shares						$ 1.00
Ordinary shares authorized, value | $						$ 500,000,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (dollars per share) | $ / shares						$ 1.00